COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8 - COMMITMENTS AND CONTINGENCIES:

a.	Operating leases

As of December 31, 2016, minimum future rentals under operating leases of office space, machinery and equipment and vehicles for periods in excess of one year amounted to $1,292,000 and were to be paid as follows: 2017 - $525,000; 2018 - $434,000; 2019 – $275,000; 2020 - $58,000. The lease expenses in each of the years ended December 31, 2016, 2015 and 2014 were $2,295,000, $1,420,000 and $868,000, respectively.

b.	Marketing and distribution agreements

The Company has entered into marketing and distribution agreements with commercial entities with respect to its products.  Under the terms of the agreements, the distributors have received rights to distribute the products in a defined territory and for various periods.

c.
Toll manufacturing agreement

The Company has entered in 2014 into a 10-year toll manufacturing agreement with respect to one of its products. Under the terms of the agreement, the Company has committed for minimum purchasing through the term of the agreement. The Company can terminate the agreement with a 90-day notice, subject to payment of termination payment which is based on a fixed amount of up to $500,000 reduced by actual purchasing before termination.

d.	Royalties:

1)
The Company is committed to pay royalties to the Innovation Center (Formerly: the Office of the Chief Scientist) of the Israeli Ministry of Economy and Industry (the "Innovation Center"); the royalties are computed based on the Company's net revenues arising from know-how in the research and development in which the Innovation Center participated by way of grants.  Under the terms of the Company’s funding from the Innovation Center, royalties of 3%-5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked with the addition of annual interest at LIBOR rate). At the time the grants were received, successful development of the related projects was not assured.  In the case of failure of a project that was partly financed by royalty-bearing Government grants, the Company is not obligated to pay any such royalties to the Israeli Government. At December 31, 2016, the maximum royalty amount payable (including interest) by the Company is approximately $3.0 million.

2)
In 2001, the Company and a third party (the "U.S. Partner") entered into an agreement for the development, manufacture and supply of a new product.  The development of this product was funded by BIRD – Israel-U.S. Binational Industrial Research and Development Foundation (the "BIRD Foundation"). The Company is committed to pay royalties to the BIRD Foundation which are computed based on the Company's net revenues from sale of products in the development of which the BIRD Foundation participated.

The U.S. Partner has terminated the research project and the BIRD Foundation gave its consent to the termination as above. Therefore, the Company is not expected to derive any revenues from the said research; however, in case such revenues shall arise to the Company, the maximum royalty amount payable by the Company is $ 370,000 as of December 31, 2016.

3)	Royalty expenses for the years ended December 31, 2016, 2015 and 2014 were recorded in cost of revenues and amounted to $340,000, $194,000 and $115,000, respectively.
e.	Litigation:

1)
The Company was a party to a number of actions initiated by Neptune Technologies & Bioressources Inc., ("Neptune"), in which Neptune claimed that the Company's krill oil products infringed certain of its patents, namely U.S. Patent Nos. 8,030,348, 8,278,351 and 8,383,675, (the "348 patent", the "351 patent" and the "675 patent", respectively).

Additionally, in April 2013, the Company received a notice of an investigation by the United States International Trade Commission, ("ITC"), regarding complaints filed before the ITC by Neptune and its subsidiary, Acasi Pharma Inc., stating that our alleged patent infringement violated the Tariff Act of 1930.

On April 27, 2014, the Company signed a settlement agreement with Neptune (the "Settlement Agreement"). Pursuant to the Settlement Agreement, the Neptune patent litigations were dismissed with prejudice on May 2, 2014 and the ITC action was terminated on June 12, 2014. Under the Settlement Agreement, the Company received a worldwide non-exclusive license to the entire "348 patent family" for as long as any patent in that family exists, for all of the Company's relevant current products and future anticipated products under development in consideration of a one-time upfront payment to Neptune. This payment was recorded as intangible asset, which is being amortized over the life of the "348 patent family".  Any further payments to Neptune depend upon the outcome of (1) Inter Partes Review (“IPR”) proceedings in the U.S. Patent Office (“USPTO”) of certain agreed claims of the "351 Patent" and (2) a potential Australian post-grant reexamination of certain agreed claims of Neptune’s Australian Patent AU2002322233.

With respect to the "351 patent", in March 2014, the USPTO issued a decision instituting an IPR of the agreed claims of the "351 patent" filed by Aker BioMarine AS (“Aker”), concluding that there is reasonable likelihood that Aker will prevail in demonstrating unpatentability of those claims.  On July 9, 2014, the USPTO issued a decision instituting the Company’s IPR of the agreed claims of the "351 patent" and granted the Company’s motion to join the Company’s IPR with Aker’s IPR.    On March 23, 2015, the USPTO issued a decision finding 26 of the 28 Agreed Claims unpatentable.  On April 22, 2015, Aker and the Company filed a petition for hearing with the USPTO with respect to the two remaining claims. The rehearing request was denied on July 8, 2015.  The Company has appealed the March 23, 2015 USPTO decision to the U.S. Court of Appeals for the Federal Circuit. Management believes it is more likely than not that the USPTO decision of patentability with respect to those two claims will be reversed on appeal.  Accordingly, at this stage, management does not believe that it is probable that the Company will incur a loss and therefore, the Company has not included any provision in its financial statements for these claims.

The "351 patent" is also the subject of an ex parte reexamination, which has been stayed pending the outcome of Aker’s 351 IPR.  Prior to the reexamination being stayed, the Patent Office rejected all claims of the "351 patent" in a January 2, 2014 office action.  That action is not final and Neptune will have an opportunity to respond once the stay is lifted.

Under the terms of the Settlement Agreement, the Company submitted its post-grant reexamination to the Australian Patent Office ("APO") on December 12, 2014.  On January 28, 2015, the APO issued a reexamination report, finding that all the agreed claims lack novelty Following a second reexamination report for which the Company requested further reexamination, the APO issued a re-examination report on September 4, 2015 finding in favor of Neptune. On November 9, 2015, the Company filed a further reexamination request. On November 2, 2016, Neptune provided the Company with a Notice of Default and Termination in respect of the Settlement Agreement based on what it characterized as material breaches. The Company believes there have not been any material breaches of the Settlement Agreement and intends to vigorously defend its rights under the Settlement Agreement. Management believes it is more likely than not that the APO decision of patentability with respect to those agreed claims will be reversed on reexamination.  Accordingly, at this stage, management does not believe that it is probable that the Company will incur a loss and therefore, the Company has not recorded any provision in its financial statements for these claims.

2)
On September 5, 2014 and September 30, 2014, two stockholders filed class action complaints in the United States District Court for the District of New Jersey purportedly on behalf of all persons who acquired the Company's securities in its IPO or between September 27, 2013 and August 4, 2014.  The lawsuits named as defendants the Company, its directors, certain of its officers and the underwriters of its IPO and assert claims under the United States federal securities laws.  Under the underwriting agreement, the Company is obligated to provide indemnification to the underwriters in connection with legal proceedings, as defined in the agreement. On February 11, 2015, the Court consolidated the cases as In re Enzymotec Ltd. Securities Litigation, Master File No. 14-CV-05556 and appointed a lead plaintiff.  The lead plaintiff filed an amended complaint on May 18, 2015 asserting essentially the same claims as the claims asserted in the initial class action complaints.  The amended complaint, however, does not name the underwriters of the IPO as defendants as the underwriters and lead plaintiff entered into a tolling agreement.  The Company filed a motion to dismiss on July 17, 2015, lead plaintiffs filed an opposition to the motion on September 15, 2015 and the Company filed a reply on October 30, 2015. The Court dismissed the claims related to the Company's krill oil business but did not dismiss the claims related to the infant formula business in China. The Company answered the amended complaint on February 19, 2016 and the parties commenced discovery.

Subsequently, the parties participated in a mediation where they reached an agreement in principle to settle the securities class action lawsuits. Under the proposed class action settlement, the claims against the Company and its officers and directors will be dismissed with prejudice and released in exchange for a cash payment of $6.5 million to be funded by the Company’s insurers. The proposed settlement remains subject to the satisfaction of various conditions, including negotiation and execution of a final stipulation of settlement to be approved by the Company, the Company’s insurers and the plaintiffs.  It is then subject to approval by the U.S. District Court for the District of New Jersey following notice to members of the class. The Company and the individual defendants have steadfastly maintained that the claims raised in the securities class action lawsuits were without merit, and have vigorously contested those claims. As part of the settlement, the Company and the individual defendants continue to deny any liability or wrongdoing under the securities laws or otherwise. Accordingly, the Company has not included any provision in its consolidated financial statements for this claim.

Under the underwriting agreement, the Company is obligated to provide indemnification to the underwriters in connection with legal proceedings, as defined in the agreement. However, as discussed above, the underwriters are no longer named defendants.

f.	As to indemnification provided to several customers and distributors and underwriters in connection with legal proceedings, see e(1) and e(2) above.